Share based payment arrangements - Inputs used in measurement (Details) $ / shares in Units, € in Thousands	Apr. 12, 2018 USD ($) $ / shares	Apr. 07, 2017 USD ($) $ / shares	Apr. 07, 2017 EUR (€)
Share based payment arrangements
Share price at grant date (in dollars per share)	$ 16.15	$ 13.80
Exercise price (in dollars per share)	$ 16.15	$ 13.90
Expected volatility (as a percent)	58.40%		55.00%
Expected dividends | €			€ 0
Risk-free interest rate (as a percent)	2.85%		2.49%
Fair value at grant date (in dollars per share) | $	$ 9.74	$ 8.00